FAIR VALUE MEASUREMENTS - Schedule of Convertible Debt Fair Value Measurement Input (Details) - Convertible Notes	Jun. 30, 2022 d
Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note fair value measurement input	726,554
Expected term (years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note fair value measurement input	2.8
Expected term (years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note fair value measurement input	2.8
Expected term (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note fair value measurement input	2.8
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note fair value measurement input	46.3
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note fair value measurement input	46.3
Volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note fair value measurement input	46.3